CLOSURE AND RECLAMATION PROVISIONS (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CLOSURE AND RECLAMATION PROVISIONS
Less: current portion	$ (4,510)	$ (5,065)
Non-current portion	70,827	60,738
Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	65,803	53,305
Changes in estimate	10,076	9,559
Reclamation expenditures	(2,294)	(1,203)
Accretion	3,551	2,988
Effect of changes in foreign exchange rates	(1,799)	1,154
Balance at ending	75,337	65,803
Less: current portion	(4,510)	(5,065)
Non-current portion	70,827	60,738
Caylloma | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	15,950	13,956
Changes in estimate	(1,259)	2,215
Reclamation expenditures	(259)	(1,011)
Accretion	924	790
Balance at ending	15,356	15,950
Less: current portion	(86)	(3,804)
Non-current portion	15,270	12,146
San Jose | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	10,358	7,670
Changes in estimate	7,231	949
Reclamation expenditures	(2,035)	(192)
Accretion	922	777
Effect of changes in foreign exchange rates	(1,799)	1,154
Balance at ending	14,677	10,358
Less: current portion	(4,424)	(1,261)
Non-current portion	10,253	9,097
Lindero | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	14,485	11,514
Changes in estimate	349	2,442
Accretion	636	529
Balance at ending	15,470	14,485
Non-current portion	15,470	14,485
Yaramoko | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	14,233	13,375
Changes in estimate	(128)	261
Accretion	619	597
Balance at ending	14,724	14,233
Non-current portion	14,724	14,233
Seguela | Provision for decommissioning, restoration and rehabilitation costs
CLOSURE AND RECLAMATION PROVISIONS
Balance at beginning	10,777	6,790
Changes in estimate	3,883	3,692
Accretion	450	295
Balance at ending	15,110	10,777
Non-current portion	$ 15,110	$ 10,777